                                                      2002
--------------------------------------------------------------------------------

Nationwide(R) Variable Account - 10
June 30, 2002



    THE BEST
      OF AMERICA(R)



                                                    SEMI-ANNUAL REPORT



--------------------------------------------------------------------------------

                                                 [NATIONWIDE(R) LOGO]

                                           Nationwide Life Insurance Company
                                              Home Office: Columbus, Ohio
APO - 4740-6/02

                              [NATIONWIDE(R) LOGO]


                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220


                                   [PICTURE]

                               PRESIDENT'S MESSAGE


We at Nationwide Life Insurance Company are pleased to bring you the 2002 semi-annual report of the Nationwide Variable Account-10.

Much has been written and reported recently about the breakdown of ethics and integrity of U.S. Corporations. While we avoid passing judgement, publicly known facts of the recent failures offer grim indictments that are as inexcusable as they are sensational. It is no small wonder that public confidence has been rattled. We at Nationwide acknowledge our responsibility to adhere to the highest ethical standards in every aspect of our corporate behavior. We emphasize and promote our corporate values throughout our organization and endeavor to demonstrate them daily in all our affairs. We know that we will be judged by our actions, not our words. We know also that it is going to take the collective right actions of the entire business community to regain the public trust. We ask that you watch us as we do our part.

It continues to be a challenging market for equity investors. Investor trepidation and uncertainty about corporate earnings contribute to the disconnect of the equity markets from the more sanguine economic environment. We believe this will be corrected over time. If history is any guide, we know that a bear market has preceded every bull market, and that neither is perpetual.

Nationwide continues to invest in new products and improved service delivery to help you meet your financial planning and retirement savings needs. We sincerely appreciate your confidence in Nationwide, and in our life insurance and annuity products. Be assured that your personal satisfaction with our products and service is our foremost priority.



                              /s/ Joseph J. Gasper

                           Joseph J. Gasper, President
                                 August 15, 2002


                                        3

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                      [THIS PAGE LEFT BLANK INTENTIONALLY]

HOW TO READ THE SEMI-ANNUAL REPORT

This semi-annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide Variable Account-10. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-877-377-7701 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.BestofAmerica.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

THE SEMI-ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

This statement begins on page 6 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on June 30, 2002. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

ACCOUNTS RECEIVABLE, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal TOTAL ASSETS of the variable account.

ACCOUNTS PAYABLE, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals CONTRACT OWNERS' EQUITY. A summary of Contract owners' equity by fund series may be found on page 30. This summary also includes certain performance measures for each fund series for the periods indicated.

STATEMENTS OF OPERATIONS, STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

These statements begin on page 9 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The STATEMENTS OF OPERATIONS show income and expenses to the variable account from INVESTMENT ACTIVITY for reinvested dividends and capital gain distributions paid by the underlying mutual funds;and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY includes INVESTMENT ACTIVITY for income and expenses shown on the STATEMENTS OF OPERATIONS. In addition, the EQUITY TRANSACTIONS section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as any contract level charges. The sum of the above two sections represents the NET CHANGE IN CONTRACT OWNERS' EQUITY which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The CHANGES IN UNITS section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

NOTES TO FINANCIAL STATEMENTS, beginning on page 26, provide further disclosures about the variable account and its underlying contract provisions.

                         NATIONWIDE VARIABLE ACCOUNT-10

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  JUNE 30, 2002
                                   (UNAUDITED)


ASSETS:

  Investments at fair value:

     American Century VP - Income & Growth Fund-Class I (ACVPIncGr)
       12,960 shares (cost $95,109) . . . . . . . . . . . . . . . . . . . . . .. . .  .        $   74,391

     American Century VP - International Fund-Class I (ACVPInt)
       16,003 shares (cost $151,376) . . . . . . . . . . . . . . . . . . . . . .. . . .           100,016

     American Century VP - Value Fund-Class I (ACVPVal)
       8,636 shares (cost $59,648) . . . . . . . . . . . . . . . . . . . . . . .. . . .            58,121

     Comstock GVIT Value Fund - Class I (ComGVITVal)
       703 shares (cost $8,149) . . . . . . . . . . . . . . . . . . . . . . . .. . .  .             6,223

     Credit Suisse Trust - Large Cap Value Portfolio (CSLCapV)
       347 shares (cost $4,280) . . . . . . . . . . . . . . . . . . . . . . . .. . .  .             4,019

     Dreyfus GVIT Mid Cap Index Fund - Class I (DryMidCapIx)
       5,349 shares (cost $69,781). . . . . . . . . . . . . . . . . . . . . . . . . . .            67,501

     Dreyfus IP - European Equity Portfolio (DryEuroEq)
       427 shares (cost $6,211)  . . . . . . . . . . . . . . . . . . . . . . . .. . . .             4,193

     Dreyfus Stock Index Fund (DryStkIx)
       9,536 shares (cost $314,929)  . . . . . . . . . . . . . . . . . . . . . . .. . .           241,158

     Dreyfus VIF - Appreciation Portfolio (DryVIFApp)
       1,224 shares (cost $47,339). . . . . . . . . . . . . . . . . . . . . . . . . . .            39,101

     Federated GVIT High Income Bond Fund - Class I (FGVITHiInc)
       2,320 shares (cost $18,423) . . . . . . . . . . . . . . . . . . . . . . .. . . .            16,517

     Federated IS - Federated Quality Bond Fund II-Primary Shares (FedQualBd)
       11,431 shares (cost $124,114) . . . . . . . . . . . . . . . . . . . . . .. . . .           125,622

     Fidelity(R) VIP - Equity-Income Portfolio:Service Class (FidVIPEIS)
       3,606 shares (cost $85,912) . . . . . . . . . . . . . . . . . . . . . . .. . . .            73,785

     Fidelity(R) VIP - Growth Portfolio:Service Class (FidVIPGrS)
       6,012 shares (cost $251,614). . . . . . . . . . . . . . . . . . . . . . .. . . .           162,270

     Fidelity(R) VIP - High Income Portfolio:Service Class (FidVIPHIS)
       2,034 shares (cost $17,152) . . . . . . . . . . . . . . . . . . . . . . .. . . .            11,103

     Fidelity(R) VIP - Overseas Portfolio:Service Class (FidVIPOvS)
       2,205 shares (cost $40,500) . . . . . . . . . . . . . . . . . . . . . . .. . . .            29,527

     Fidelity(R) VIP II - Contrafund Portfolio:Service Class (FidVIPConS)
       4,613 shares (cost $108,881). . . . . . . . . . . . . . . . . . . . . .. . . . .            91,102

     Fidelity(R) VIP III - Growth Opportunities Portfolio:Service Class (FidVIPGrOpS)
       1,846 shares (cost $34,132) . . . . . . . . . . . . . . . . . . . . . . .. . . .            23,975


Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts)
  1,144 shares (cost $10,088) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             7,892

Gartmore GVIT Global Technology and Communications Fund - Class I (GVITGlTech)
  1,219 shares (cost $6,991) . . . . . . . . . . . . . . . . . . . . . . . . . .. . . .             3,462

Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
  15,340 shares (cost $178,269) . . . . . . . . . . . . . . . . . . . . . . . . . . . .           181,928

Gartmore GVIT Growth Fund - Class I (GVITGrowth)
  5,296 shares (cost $88,876) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            46,285

Gartmore GVIT International Growth Fund - Class I (GVITIntGro)
  2 shares (cost $15). . . . . . . . . . . . . . . . . . . . . . . . . . . . .. . . . .                12

Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
  288,216 shares (cost $288,216) . . . . . . . . . . . . . . . . . . . . . . . .. . . .           288,216

Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr)
  3,345 shares (cost $53,153) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            39,006

Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal)
  16,778 shares (cost $174,115) . . . . . . . . . . . . . . . . . . . . . . . . . . . .           148,819

Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
  5,724 shares (cost $120,382)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .           102,057

Gartmore GVIT Total Return Fund - Class I (GVITTotRt)
  11,570 shares (cost $140,064)  . . . . . . . . . . . . . . . . . . . . . . . .. . . .           107,254

Gartmore GVIT Worldwide Leaders Fund - Class I (GVITWLead)
  736 shares (cost $8,084) . . . . . . . . . . . . . . . . . . . . . . . . . . .. . . .             6,377

J.P.Morgan GVIT Balanced Fund - Class I (JPMorBal)
  6,368 shares (cost $61,242)  . . . . . . . . . . . . . . . . . . . . . . . . .. . . .            54,195

Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
  8,856 shares (cost $242,205) . . . . . . . . . . . . . . . . . . . . . . . . .. . . .           168,967

Janus AS - Global Technology Portfolio - Service Shares (JanGlTech)
  23,278 shares (cost $160,577). . . . . . . . . . . . . . . . . . . . . . . . .. . . .            66,808

Janus AS - International Growth Portfolio - Service Shares (JanIntGro)
  4,083 shares (cost $126,525) . . . . . . . . . . . . . . . . . . . . . . . . .. . . .            83,247

MAS GVIT Multi Sector Bond Fund - Class I (MGVITMultiSec)
  2,508 shares (cost $23,324)  . . . . . . . . . . . . . . . . . . . . . . . . .. . . .            22,726

Nationwide GVIT Strategic Value Fund - Class I (NWGVITStrVal)
  424 shares (cost $4,244) . . . . . . . . . . . . . . . . . . . . . . . . . . .. . . .             3,488

Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard)
  915 shares (cost $13,391)  . . . . . . . . . . . . . . . . . . . . . . . . . .. . . .            11,827

Neuberger Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr)
  5,127 shares (cost $103,667) . . . . . . . . . . . . . . . . . . . . . . . . .. . . .            71,932

Neuberger Berman AMT - Partners Portfolio (NBAMTPart)
  1,121 shares (cost $17,822)  . . . . . . . . . . . . . . . . . . . . . . . . .. . . .            15,191

Oppenheimer Aggressive Growth Fund/VA - Initial Class (OppAggGro)
  2,924 shares (cost $205,781) . . . . . . . . . . . . . . . . . . . . . . . . .. . . .            97,965

Oppenheimer Capital Appreciation Fund/VA - Initial Class (OppCapAp)
  4,197 shares (cost $192,888) . . . . . . . . . . . . . . . . . . . . . . . . .. . . .           123,445


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-10

     Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)
       2,425 shares (cost $67,517). . . . . . . . . . . . . . . . . . . . . . .. . . .            51,173

     Oppenheimer Main Street Growth & Income Fund/VA - Initial Class (OppMSGrInc)
       11,434 shares (cost $251,694) . . . . . . . . . . . . . . . . . . . . . . . . .           200,544

     Strong GVIT Mid Cap Growth Fund - Class I (SGVITMdCpGr)
       2,586 shares (cost $38,568). . . . . . . . . . . . . . . . . . . . . . .. . . .            22,856

     Strong Opportunity Fund II, Inc.(StOpp2)
       5,053 shares (cost $120,067) . . . . . . . . . . . . . . . . . . . . . .. . . .            83,368

     The Dreyfus Socially Responsible Growth Fund, Inc.(DrySRGro)
       4,358 shares (cost $161,446) . . . . . . . . . . . . . . . . . . . . . .. . . .            96,310

     Turner GVIT Growth Focus Fund - Class I (TurnGVITGro)
       535 shares (cost $1,994) . . . . . . . . . . . . . . . . . . . . . . . .. . . .             1,262

     Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
       407 shares (cost $3,613) . . . . . . . . . . . . . . . . . . . . . . . .. . . .             3,536

     Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
       2,941 shares (cost $33,445) . . . . . . . . . . . . . . . . . . . . . . . . . .            34,086

     Van Kampen UIF - Mid Cap Growth Portfolio (VKMidCapG)
       401 shares (cost $3,411) . . . . . . . . . . . . . . . . . . . . . . . .. . . .             2,854

     Van Kampen UIF - U.S.Real Estate Portfolio (VKUSRealEst)
       2,692 shares (cost $31,693) . . . . . . . . . . . . . . . . . . . . . . . . . .            35,916
                                                                                           -------------
          Total Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         3,311,628
   Accounts Receivable.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               379
                                                                                           -------------
          Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         3,312,007
ACCOUNTS PAYABLE . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                --
                                                                                           -------------
CONTRACT OWNERS' EQUITY  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $   3,312,007
                                                                                           =============



See accompanying notes to financial statements.

--------------------------------------------------------------------------------

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF OPERATIONS
SIX MONTH PERIOD ENDED JUNE 30, 2002
(UNAUDITED)


                                                     Total      ACVPIncGr     ACVPInt      ACVPVal   ComGVITVal     CSLCapV
                                                  ----------   -----------   ---------    ---------  ----------     --------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................   $  24,449          806          745          495           46           --
  Mortality and expense risk charges (note 2)..     (24,702)        (565)        (706)        (401)         (48)         (30)
                                                  ---------    ---------    ---------    ---------    ---------    ---------
    Net investment income .....................        (253)         241           39           94           (2)         (30)
                                                  ---------    ---------    ---------    ---------    ---------    ---------

  Proceeds from mutual funds shares sold ......     254,531        3,019        7,323          478           49           30
  Cost of mutual fund shares sold .............    (317,611)      (4,012)     (11,958)        (476)         (59)         (29)
                                                  ---------    ---------    ---------    ---------    ---------    ---------
    Realized gain (loss) on investments .......     (63,080)        (993)      (4,635)           2          (10)           1
  Change in unrealized gain (loss)
    on investments ............................    (306,740)      (8,482)        (983)      (5,665)      (1,064)        (432)
                                                  ---------    ---------    ---------    ---------    ---------    ---------
    Net gain (loss) on investments ............    (369,820)      (9,475)      (5,618)      (5,663)      (1,074)        (431)
                                                  ---------    ---------    ---------    ---------    ---------    ---------
  Reinvested capital gains ....................      10,283           --           --        3,206           --           --
                                                  ---------    ---------    ---------    ---------    ---------    ---------
      Net increase (decrease) in contract owners'
        equity resulting from operations ......   $(359,790)      (9,234)      (5,579)      (2,363)      (1,076)        (461)
                                                  =========    =========    =========    =========    =========    =========



                                                  DryMidCapIx   DryEuroEq
                                                  -----------   ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................          95           --
  Mortality and expense risk charges (note 2)..        (460)         (30)
                                                  ---------    ---------
    Net investment income .....................        (365)         (30)
                                                  ---------    ---------

  Proceeds from mutual funds shares sold ......         452           30
  Cost of mutual fund shares sold .............        (463)         (44)
                                                  ---------    ---------
    Realized gain (loss) on investments .......         (11)         (14)
  Change in unrealized gain (loss)
    on investments ............................      (2,802)        (355)
                                                  ---------    ---------
    Net gain (loss) on investments ............      (2,813)        (369)
                                                  ---------    ---------
  Reinvested capital gains ....................         224           --
                                                  ---------    ---------
      Net increase (decrease) in contract owners'
        equity resulting from operations ......      (2,954)        (399)
                                                  =========    =========



                                                  DryStkIx    DryVIFApp   FGVITHiInc  FedQualBd   FidVIPEIS   FidVIPGrS
                                                 ----------  ----------  -----------  ----------  ---------   ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................   $  1,608           3         684       4,043       1,186         234
  Mortality and expense risk charges (note 2)..     (1,817)       (302)       (113)       (811)       (536)     (1,273)
                                                  --------    --------    --------    --------    --------    --------
    Net investment income .....................       (209)       (299)        571       3,232         650      (1,039)
                                                  --------    --------    --------    --------    --------    --------

  Proceeds from mutual funds shares sold ......      5,585       2,091         113         821         542       4,449
  Cost of mutual fund shares sold .............     (7,573)     (2,574)       (121)       (770)       (596)     (7,526)
                                                  --------    --------    --------    --------    --------    --------
    Realized gain (loss) on investments .......     (1,988)       (483)         (8)         51         (54)     (3,077)
  Change in unrealized gain (loss)
    on investments ............................    (36,299)     (3,313)       (763)     (2,514)     (7,607)    (35,430)
                                                  --------    --------    --------    --------    --------    --------
    Net gain (loss) on investments ............    (38,287)     (3,796)       (771)     (2,463)     (7,661)    (38,507)
                                                  --------    --------    --------    --------    --------    --------
  Reinvested capital gains ....................         --          --          --       1,513       1,709          --
                                                  --------    --------    --------    --------    --------    --------
      Net increase (decrease) in contract owners'
        equity resulting from operations ......   $(38,496)     (4,095)       (200)      2,282      (5,302)    (39,546)
                                                  ========    ========    ========    ========    ========    ========



                                                 FidVIPHIS   FidVIPOvS
                                                 ---------   ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................      1,225         198
  Mortality and expense risk charges (note 2)..        (80)       (214)
                                                  --------    --------
    Net investment income .....................      1,145         (16)
                                                  --------    --------

  Proceeds from mutual funds shares sold ......         81       5,220
  Cost of mutual fund shares sold .............       (137)     (9,555)
                                                  --------    --------
    Realized gain (loss) on investments .......        (56)     (4,335)
  Change in unrealized gain (loss)
    on investments ............................     (1,664)      3,095
                                                  --------    --------
    Net gain (loss) on investments ............     (1,720)     (1,240)
                                                  --------    --------
  Reinvested capital gains ....................         --          --
                                                  --------    --------
      Net increase (decrease) in contract owners'
        equity resulting from operations ......       (575)     (1,256)
                                                  ========    ========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIOD ENDED JUNE 30, 2002
(UNAUDITED)


                                                  FidVIPConS  FidVIPGrOpS  GVITEmMrkts  GVITGlTech  GVITGvtBd  GVITGrowth
                                                 -----------  -----------  -----------  ----------- ---------  ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $    647         221           4          27       4,056          --
  Mortality and expense risk charges (note 2) ...       (634)       (182)        (60)        (30)     (1,213)       (364)
                                                  --------    --------    --------    --------    --------    --------
    Net investment income .......................         13          39         (56)         (3)      2,843        (364)
                                                  --------    --------    --------    --------    --------    --------

  Proceeds from mutual funds shares sold ........      3,734         185          61          31       1,147         369
  Cost of mutual fund shares sold ...............     (4,605)       (255)        (71)        (56)     (1,084)       (884)
                                                  --------    --------    --------    --------    --------    --------
    Realized gain (loss) on investments .........       (871)        (70)        (10)        (25)         63        (515)
  Change in unrealized gain (loss)
    on investments ..............................       (408)     (3,840)       (192)     (1,636)      2,995      (9,086)
                                                  --------    --------    --------    --------    --------    --------
    Net gain (loss) on investments ..............     (1,279)     (3,910)       (202)     (1,661)      3,058      (9,601)
                                                  --------    --------    --------    --------    --------    --------
  Reinvested capital gains ......................         --          --          --          --         176          --
                                                  --------    --------    --------    --------    --------    --------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $ (1,266)     (3,871)       (258)     (1,664)      6,077      (9,965)
                                                  ========    ========    ========    ========    ========    ========


                                                  GVITIntGro  GVITMyMkt
                                                  ----------  ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................        --       2,158
  Mortality and expense risk charges (note 2)..        --      (2,407)
                                                 --------    --------
    Net investment income .....................        --        (249)
                                                 --------    --------

  Proceeds from mutual funds shares sold ......     4,305     118,929
  Cost of mutual fund shares sold .............    (6,087)   (118,929)
                                                 --------    --------
    Realized gain (loss) on investments .......    (1,782)         --
  Change in unrealized gain (loss)
    on investments ............................     1,489          --
                                                 --------    --------
    Net gain (loss) on investments ............      (293)         --
                                                 --------    --------
  Reinvested capital gains ....................        --          --
                                                 --------    --------
      Net increase (decrease) in contract owners'
        equity resulting from operations ......      (293)       (249)
                                                 ========    ========


                                                 GVITSmCapGr   GVITSmCapVal   GVITSmComp   GVITTotRt     GVITWLead      JPMorBal
                                                 -----------   ------------   ----------   ---------     ---------      --------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................   $    --            --            --           361            71            602
  Mortality and expense risk charges (note 2)..      (315)       (1,096)         (735)         (804)          (45)          (374)
                                                  -------       -------       -------       -------       -------        -------
    Net investment income .....................      (315)       (1,096)         (735)         (443)           26            228
                                                  -------       -------       -------       -------       -------        -------

  Proceeds from mutual funds shares sold ......     2,187         1,615           742         3,002            46            374
  Cost of mutual fund shares sold .............    (2,591)       (1,588)         (912)       (5,830)          (70)          (437)
                                                  -------       -------       -------       -------       -------        -------

  Realized gain (loss) on investments .........      (404)           27          (170)       (2,828)          (24)           (63)
  Change in unrealized gain (loss)
    on investments ............................    (8,553)      (23,691)       (4,472)       (4,389)         (432)        (5,263)
                                                  -------       -------       -------       -------       -------        -------
    Net gain (loss) on investments ............    (8,957)      (23,664)       (4,642)       (7,217)         (456)        (5,326)
                                                  -------       -------       -------       -------       -------        -------
  Reinvested capital gains ....................        --         3,455            --            --            --             --
                                                  -------       -------       -------       -------       -------        -------
      Net increase (decrease) in contract owners'
        equity resulting from operations ......   $(9,272)      (21,305)       (5,377)       (7,660)         (430)        (5,098)
                                                  =======       =======       =======       =======       =======        =======


                                                   JanCapAp      JanGlTech
                                                   --------      ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................         354            --
  Mortality and expense risk charges (note 2)..      (1,205)         (572)
                                                    -------       -------
    Net investment income .....................        (851)         (572)
                                                    -------       -------

  Proceeds from mutual funds shares sold ......       1,205           572
  Cost of mutual fund shares sold .............      (1,868)       (1,579)
                                                    -------       -------

  Realized gain (loss) on investments .........        (663)       (1,007)
  Change in unrealized gain (loss)
    on investments ............................     (11,684)      (25,149)
                                                    -------       -------
    Net gain (loss) on investments ............     (12,347)      (26,156)
                                                    -------       -------
  Reinvested capital gains ....................          --            --
                                                    -------       -------
      Net increase (decrease) in contract owners'
        equity resulting from operations ......     (13,198)      (26,728)
                                                    =======       =======

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIOD ENDED JUNE 30, 2002
(UNAUDITED)

                                                  JanIntGro  MGVITMultiSec   NWGVITStrVal   NBAMTGuard     NBAMTMCGr     NBAMTPart
                                                  ---------  -------------   ------------   ----------     ---------     ---------
INVESTMENT ACTIVITY:
 Reinvested dividends ..........................   $    305         666             --             87             --            78
 Mortality and expense risk charges (note 2) ...       (604)       (161)           (27)           (95)          (538)         (114)
                                                   --------    --------       --------       --------       --------      --------
   Net investment income .......................       (299)        505            (27)            (8)          (538)          (36)
                                                   --------    --------       --------       --------       --------      --------

 Proceeds from mutual funds shares sold ........      1,452       1,026             28          7,193          4,409           117
 Cost of mutual fund shares sold ...............     (2,351)     (1,008)           (30)        (7,891)        (6,340)         (126)
                                                   --------    --------       --------       --------       --------      --------
   Realized gain (loss) on investments .........       (899)         18             (2)          (698)        (1,931)           (9)
 Change in unrealized gain (loss)
   on investments ..............................    (10,598)       (199)          (601)          (923)       (12,809)       (1,727)
                                                   --------    --------       --------       --------       --------      --------
   Net gain (loss) on investments ..............    (11,497)       (181)          (603)        (1,621)       (14,740)       (1,736)
                                                   --------    --------       --------       --------       --------      --------
 Reinvested capital gains ......................         --          --             --             --             --            --
                                                   --------    --------       --------       --------       --------      --------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........   $(11,796)        324           (630)        (1,629)       (15,278)       (1,772)
                                                   ========    ========       ========       ========       ========      ========

                                                   OppAggGro      OppCapAp
                                                   ---------      --------
INVESTMENT ACTIVITY:
 Reinvested dividends ..........................          674            803
 Mortality and expense risk charges (note 2) ...         (751)        (1,016)
                                                     --------       --------
   Net investment income .......................          (77)          (213)
                                                     --------       --------

 Proceeds from mutual funds shares sold ........        1,568          8,862
 Cost of mutual fund shares sold ...............       (4,072)       (13,950)
                                                     --------       --------
   Realized gain (loss) on investments .........       (2,504)        (5,088)
 Change in unrealized gain (loss)
   on investments ..............................      (18,701)       (25,680)
                                                     --------       --------
   Net gain (loss) on investments ..............      (21,205)       (30,768)
                                                     --------       --------
 Reinvested capital gains ......................           --             --
                                                     --------       --------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........      (21,282)       (30,981)
                                                     ========       ========


                                                   OppGlSec   OppMSGrInc  SGVITMdCpGr  StOpp2     DrySRGro   TurnGVITGro
                                                   --------   ----------  -----------  ------     --------   -----------
INVESTMENT ACTIVITY:
 Reinvested dividends ..........................   $    272       1,432          --          --           7          --
 Mortality and expense risk charges (note 2) ...       (379)     (1,451)       (263)       (642)       (740)        (36)
                                                   --------    --------    --------    --------    --------    --------
   Net investment income .......................       (107)        (19)       (263)       (642)       (733)        (36)
                                                   --------    --------    --------    --------    --------    --------

 Proceeds from mutual funds shares sold ........     39,357       2,251      11,245       3,295       1,602       2,882
 Cost of mutual fund shares sold ...............    (50,186)     (2,860)    (22,587)     (4,930)     (2,475)     (5,638)
                                                   --------    --------    --------    --------    --------    --------
   Realized gain (loss) on investments .........    (10,829)       (609)    (11,342)     (1,635)       (873)     (2,756)
 Change in unrealized gain (loss)
   on investments ..............................      4,576     (15,934)      1,228     (13,512)    (18,807)        559
                                                   --------    --------    --------    --------    --------    --------
   Net gain (loss) on investments ..............     (6,253)    (16,543)    (10,114)    (15,147)    (19,680)     (2,197)
                                                   --------    --------    --------    --------    --------    --------
 Reinvested capital gains ......................         --          --          --          --          --          --
                                                   --------    --------    --------    --------    --------    --------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........   $ (6,360)    (16,562)    (10,377)    (15,789)    (20,413)     (2,233)
                                                   ========    ========    ========    ========    ========    ========


                                                   VEWrldEMkt  VEWrldHAs
                                                   ----------  ---------
INVESTMENT ACTIVITY:
 Reinvested dividends ..........................           2         254
 Mortality and expense risk charges (note 2) ...          (7)       (224)
                                                    --------    --------
   Net investment income .......................          (5)         30
                                                    --------    --------

 Proceeds from mutual funds shares sold ........           7         220
 Cost of mutual fund shares sold ...............          (7)       (218)
                                                    --------    --------
   Realized gain (loss) on investments .........          --           2
 Change in unrealized gain (loss)
   on investments ..............................          38       2,534
                                                    --------    --------
   Net gain (loss) on investments ..............          38       2,536
                                                    --------    --------
 Reinvested capital gains ......................          --          --
                                                    --------    --------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........          33       2,566
                                                    ========    ========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIOD ENDED JUNE 30, 2002
(UNAUDITED)


                                                     VKEmMkt   VKMidCapG   VKUSRealEst
                                                     -------   ---------   -----------
INVESTMENT ACTIVITY:
 Reinvested dividends .............................   $   --        --           --
 Mortality and expense risk charges (note 2) ......       --       (22)        (210)
                                                      ------    ------       ------
   Net investment income ..........................       --       (22)        (210)
                                                      ------    ------       ------

 Proceeds from mutual funds shares sold ...........        1        22          207
 Cost of mutual fund shares sold ..................       (1)      (24)        (178)
                                                      ------    ------       ------
   Realized gain (loss) on investments ............       --        (2)          29
 Change in unrealized gain (loss)
   on investments .................................       --      (646)       3,051
                                                      ------    ------       ------
   Net gain (loss) on investments .................       --      (648)       3,080
                                                      ------    ------       ------
 Reinvested capital gains .........................       --        --           --
                                                      ------    ------       ------

     Net increase (decrease) in contract owners'
       equity resulting from operations ...........   $   --      (670)       2,870
                                                      ======    ======       ======


See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)


                                                      Total                      ACVPIncGr                        ACVPInt
                                         ------------------------------   -------------------------     -------------------------
                                              2002            2001          2002            2001            2002          2001
                                         -------------     ------------   -----------    ----------     ----------     ----------
INVESTMENT ACTIVITY:
  Net investment income ...............   $      (253)        16,356            241            135             39           (769)
  Realized gain (loss) on investments .       (63,080)      (104,902)          (993)          (105)        (4,635)        (1,451)
  Change in unrealized gain (loss)
    on investments ....................      (306,740)      (293,663)        (8,482)        (4,043)          (983)       (38,899)
  Reinvested capital gains ............        10,283         86,496             --             --             --         11,566
                                          -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in contract
       owners' equity resulting from
       operations .....................      (359,790)      (295,713)        (9,234)        (4,013)        (5,579)       (29,553)
                                          -----------    -----------    -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................        33,710      1,421,015          2,400          1,995          1,956             --
  Transfers between funds .............            --             (3)        (2,483)         7,702         (3,562)        38,239
  Surrenders ..........................       (42,259)      (789,427)            --             (4)            --           (151)
  Adjustment to maintain reserves .....        (5,984)            --             (6)            --             (6)            --
                                          -----------    -----------    -----------    -----------    -----------    -----------
       Net equity transactions ........       (14,533)       631,585            (89)         9,693         (1,612)        38,088
                                          -----------    -----------    -----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .      (374,323)       335,872         (9,323)         5,680         (7,191)         8,535
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     3,686,330      3,528,490         83,709         80,220        107,198        114,947
                                          -----------    -----------    -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .   $ 3,312,007      3,864,362         74,386         85,900        100,007        123,482
                                          ===========    ===========    ===========    ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units .....................       410,687        340,844          9,269          8,026         12,788          9,575
                                          -----------    -----------    -----------    -----------    -----------    -----------
  Units purchased .....................        14,991        327,324             22            972            374          3,397
  Units redeemed ......................       (17,265)      (260,854)           (44)            --           (586)            --
                                          -----------    -----------    -----------    -----------    -----------    -----------
  Ending units ........................       408,413        407,314          9,247          8,998         12,576         12,972
                                          ===========    ===========    ===========    ===========    ===========    ===========


                                                        ACVPVal
                                              ------------------------
                                                  2002          2001
                                              ----------     ---------
INVESTMENT ACTIVITY:
  Net investment income ...............              94             (8)
  Realized gain (loss) on investments .               2             --
  Change in unrealized gain (loss)
    on investments ....................          (5,665)             3
  Reinvested capital gains ............           3,206             --
                                            -----------    -----------

    Net increase (decrease) in contract
       owners' equity resulting from
       operations .....................          (2,363)            (5)
                                            -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................              --              1
  Transfers between funds .............           9,922          4,872
  Surrenders ..........................              --             (6)
  Adjustment to maintain reserves .....              (6)            --
                                            -----------    -----------
       Net equity transactions ........           9,916          4,867
                                            -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .           7,553          4,862
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................          50,566             --
                                            -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .          58,119          4,862
                                            ===========    ===========

CHANGES IN UNITS:
  Beginning units .....................           3,962             --
                                            -----------    -----------
  Units purchased .....................             810            398
  Units redeemed ......................              --             --
                                            -----------    -----------
  Ending units ........................           4,772            398
                                            ===========    ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)


                                                ComGVITVal              CSLCapV           DryMidCapIx              DryEuroEq
                                          --------------------   -------------------   -------------------   --------------------
                                              2002      2001        2002      2001       2002      2001        2002       2001
                                          ----------   -------   ---------   -------   --------   --------   --------    --------
INVESTMENT ACTIVITY:
  Net investment income ...............   $    (2)         1        (30)       (32)      (365)       (81)       (30)       (44)
  Realized gain (loss) on investments .       (10)        (4)         1          2        (11)       (10)       (14)        (6)
  Change in unrealized gain (loss)
    on investments ....................    (1,064)      (541)      (432)       146     (2,802)     1,090       (355)    (1,862)
  Reinvested capital gains ............        --         --         --         --        224         --         --         --
                                          -------    -------    -------    -------    -------    -------    -------    -------

    Net increase (decrease) in contract
       owners' equity resulting from
       operations .....................    (1,076)      (544)      (461)       116     (2,954)       999       (399)    (1,912)
                                          -------    -------    -------    -------    -------    -------    -------    -------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................        --         --         --         --      2,112         --         --        251
  Transfers between funds .............        --      3,269         --         --      4,629     38,423         --      4,092
  Surrenders ..........................        --         (1)        --         --         --       (253)        --       (253)
  Adjustment to maintain reserves .....        (1)        --         --         --         (6)        --         --         --
                                          -------    -------    -------    -------    -------    -------    -------    -------
       Net equity transactions ........        (1)     3,268         --         --      6,735     38,170         --      4,090
                                          -------    -------    -------    -------    -------    -------    -------    -------

NET CHANGE IN CONTRACT OWNERS' EQUITY .    (1,077)     2,724       (461)       116      3,781     39,169       (399)     2,178
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     7,298      4,911      4,476      4,498     63,712         --      4,594      5,404
                                          -------    -------    -------    -------    -------    -------    -------    -------
CONTRACT OWNERS' EQUITY END OF PERIOD .   $ 6,221      7,635      4,015      4,614     67,493     39,169      4,195      7,582
                                          =======    =======    =======    =======    =======    =======    =======    =======

CHANGES IN UNITS:
  Beginning units .....................       839        489        419        419      4,929         --        523        436
                                          -------    -------    -------    -------    -------    -------    -------    -------
  Units purchased .....................        --        350         --         --        531      2,950         --        338
  Units redeemed ......................        --         --         --         --         --         --         --         --
                                          -------    -------    -------    -------    -------    -------    -------    -------
  Ending units ........................       839        839        419        419      5,460      2,950        523        774
                                          =======    =======    =======    =======    =======    =======    =======    =======

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)


                                                   DryStkIx                  DryVIFApp                FGVITHiInc
                                          ------------------------    ----------------------   ----------------------
                                              2002         2001          2002        2001          2002         2001
                                          -----------    ---------    ----------   ---------   -----------   --------
INVESTMENT ACTIVITY:
  Net investment income ...............   $    (209)        (241)        (299)        (298)         571          591
  Realized gain (loss) on investments .      (1,988)        (776)        (483)        (176)          (8)        (507)
  Change in unrealized gain (loss)
    on investments ....................     (36,299)      (9,584)      (3,313)      (2,634)        (763)        (335)
  Reinvested capital gains ............          --           41           --           --           --           --
                                          ---------    ---------    ---------    ---------    ---------    ---------
    Net increase (decrease) in contract
       owners' equity resulting from
       operations .....................     (38,496)     (10,560)      (4,095)      (3,108)        (200)        (251)
                                          ---------    ---------    ---------    ---------    ---------    ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................         625        4,348           --            7          111           --
  Transfers between funds .............       6,382      162,645       (1,782)       8,570        2,417       10,024
  Surrenders ..........................          --           --           --            2           --          (31)
  Adjustment to maintain reserves .....         (11)          --           (7)          --            4           --
                                          ---------    ---------    ---------    ---------    ---------    ---------
       Net equity transactions ........       6,996      166,993       (1,789)       8,579        2,532        9,993
                                          ---------    ---------    ---------    ---------    ---------    ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY .     (31,500)     156,433       (5,884)       5,471        2,332        9,742
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     272,642      125,002       44,979       36,864       14,188        4,275
                                          ---------    ---------    ---------    ---------    ---------    ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .   $ 241,142      281,435       39,095       42,335       16,520       14,017
                                          =========    =========    =========    =========    =========    =========

CHANGES IN UNITS:
  Beginning units .....................      30,781       12,219        4,671        3,423        1,489          461
                                          ---------    ---------    ---------    ---------    ---------    ---------
  Units purchased .....................         846       17,518           --          800          262        2,342
  Units redeemed ......................          --           --         (194)          --           --       (1,314)
                                          ---------    ---------    ---------    ---------    ---------    ---------
  Ending units ........................      31,627       29,737        4,477        4,223        1,751        1,489
                                          =========    =========    =========    =========    =========    =========



                                                   FedQualBd
                                            -----------------------
                                                2002         2001
                                            ----------   ----------
INVESTMENT ACTIVITY:
  Net investment income ...............         3,232        2,095
  Realized gain (loss) on investments .            51          473
  Change in unrealized gain (loss)
    on investments ....................        (2,514)         332
  Reinvested capital gains ............         1,513          299
                                            ---------    ---------
    Net increase (decrease) in contract
       owners' equity resulting from
       operations .....................         2,282        3,199
                                            ---------    ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................            --           44
  Transfers between funds .............        10,233        6,601
  Surrenders ..........................            --           --
  Adjustment to maintain reserves .....            (4)          --
                                            ---------    ---------
       Net equity transactions ........        10,229        6,645
                                            ---------    ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY .        12,511        9,844
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................       113,104      109,246
                                            ---------    ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .       125,615      119,090
                                            =========    =========

CHANGES IN UNITS:
  Beginning units .....................         9,786       10,066
                                            ---------    ---------
  Units purchased .....................           882          590
  Units redeemed ......................            --           --
                                            ---------    ---------
  Ending units ........................        10,668       10,656
                                            =========    =========


                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)

                                                  FidVIPEIS              FidVIPGrS               FidVIPHIS
                                          ---------------------   ----------------------   --------------------
                                              2002       2001        2002       2001         2002        2001
                                          ----------    -------   ---------    ---------   ---------   --------
INVESTMENT ACTIVITY:
  Net investment income ...............   $    650         418      (1,039)     (1,354)      1,145       1,153
  Realized gain (loss) on investments .        (54)         (5)     (3,077)     (4,387)        (56)        (28)
  Change in unrealized gain (loss)
    on investments ....................     (7,607)     (3,946)    (35,430)    (24,450)     (1,664)     (3,061)
  Reinvested capital gains ............      1,709       2,527          --      11,144          --          --
                                          --------    --------    --------    --------    --------    --------

    Net increase (decrease) in contract
       owners' equity resulting from
       operations .....................     (5,302)     (1,006)    (39,546)    (19,047)       (575)     (1,936)
                                          --------    --------    --------    --------    --------    --------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................        692       3,611       5,096       2,166          --           1
  Transfers between funds .............      4,068      23,139       3,757     101,584          --      10,788
  Surrenders ..........................         --          (8)         --          (8)         --          (2)
  Adjustment to maintain reserves .....         (6)         --          (8)         --          (1)         --
                                          --------    --------    --------    --------    --------    --------
       Net equity transactions ........      4,754      26,742       8,845     103,742          (1)     10,787
                                          --------    --------    --------    --------    --------    --------

NET CHANGE IN CONTRACT OWNERS' EQUITY .       (548)     25,736     (30,701)     84,695        (576)      8,851
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     74,331      44,971     192,964     130,153      11,678       3,537
                                          --------    --------    --------    --------    --------    --------
CONTRACT OWNERS' EQUITY END OF PERIOD .   $ 73,783      70,707     162,263     214,848      11,102      12,388
                                          ========    ========    ========    ========    ========    ========

CHANGES IN UNITS:
  Beginning units .....................      7,182       4,066      22,131      12,108       1,699         447
                                          --------    --------    --------    --------    --------    --------
  Units purchased .....................        469       2,436       1,085      10,174          --       1,252
  Units redeemed ......................         --          --          --          --          --          --
                                          --------    --------    --------    --------    --------    --------
  Ending units ........................      7,651       6,502      23,216      22,282       1,699       1,699
                                          ========    ========    ========    ========    ========    ========


                                                  FidVIPOvS
                                             -------------------
                                               2002        2001
                                             --------    --------
INVESTMENT ACTIVITY:
  Net investment income ...............          (16)      1,294
  Realized gain (loss) on investments .       (4,335)       (129)
  Change in unrealized gain (loss)
    on investments ....................        3,095      (7,914)
  Reinvested capital gains ............           --       2,498
                                            --------    --------

    Net increase (decrease) in contract
       owners' equity resulting from
       operations .....................       (1,256)     (4,251)
                                            --------    --------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................           --          --
  Transfers between funds .............       (5,000)     11,469
  Surrenders ..........................           --        (617)
  Adjustment to maintain reserves .....           (3)         --
                                            --------    --------
       Net equity transactions ........       (5,003)     10,852
                                            --------    --------

NET CHANGE IN CONTRACT OWNERS' EQUITY .       (6,259)      6,601
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................       35,783      33,922
                                            --------    --------
CONTRACT OWNERS' EQUITY END OF PERIOD .       29,524      40,523
                                            ========    ========

CHANGES IN UNITS:
  Beginning units .....................        4,667       3,434
                                            --------    --------
  Units purchased .....................           --       1,233
  Units redeemed ......................         (690)         --
                                            --------    --------
  Ending units ........................        3,977       4,667
                                            ========    ========

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)


                                                  FidVIPConS             FidVIPGrOpS            GVITEmMrkts
                                          ----------------------   ---------------------   ---------------------
                                              2002        2001        2002        2001        2002        2001
                                          ----------   ---------   ---------   ---------   ----------   --------
INVESTMENT ACTIVITY:
  Net investment income ...............   $     13          (8)         39        (136)        (56)         (6)
  Realized gain (loss) on investments .       (871)       (120)        (70)        (60)        (10)         (8)
  Change in unrealized gain (loss)
    on investments ....................       (408)    (12,175)     (3,840)     (2,797)       (192)     (1,393)
  Reinvested capital gains ............         --       2,606          --          --          --          --
                                          --------    --------    --------    --------    --------    --------
    Net increase (decrease) in contract
       owners' equity resulting from
       operations .....................     (1,266)     (9,697)     (3,871)     (2,993)       (258)     (1,407)
                                          --------    --------    --------    --------    --------    --------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................         --          --          --           1          --         220
  Transfers between funds .............       (434)     33,327          --       4,072          --      10,017
  Surrenders ..........................         --        (105)         --          --          --          --
  Adjustment to maintain reserves .....          2          --          --          --          --          --
                                          --------    --------    --------    --------    --------    --------
       Net equity transactions ........       (432)     33,222          --       4,073          --      10,237
                                          --------    --------    --------    --------    --------    --------

NET CHANGE IN CONTRACT OWNERS' EQUITY .     (1,698)     23,525      (3,871)      1,080        (258)      8,830
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     92,798      72,455      27,845      28,822       8,149          --
                                          --------    --------    --------    --------    --------    --------
CONTRACT OWNERS' EQUITY END OF PERIOD .   $ 91,100      95,980      23,974      29,902       7,891       8,830
                                          ========    ========    ========    ========    ========    ========

CHANGES IN UNITS:
  Beginning units .....................      9,921       6,693       3,807       3,324       1,004          --
                                          --------    --------    --------    --------    --------    --------
  Units purchased .....................         --       3,228          --         483          --       1,004
  Units redeemed ......................        (31)         --          --          --          --          --
                                          --------    --------    --------    --------    --------    --------
  Ending units ........................      9,890       9,921       3,807       3,807       1,004       1,004
                                          ========    ========    ========    ========    ========    ========


                                                   GVITGlTech
                                             -----------------------
                                                2002         2001
                                             ---------    ----------
INVESTMENT ACTIVITY:
  Net investment income ...............           (3)           (26)
  Realized gain (loss) on investments .          (25)            (7)
  Change in unrealized gain (loss)
    on investments ....................       (1,636)        (1,072)
  Reinvested capital gains ............           --             --
                                            --------       --------
    Net increase (decrease) in contract
       owners' equity resulting from
       operations .....................       (1,664)        (1,105)
                                            --------       --------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................           --            138
  Transfers between funds .............           --          5,278
  Surrenders ..........................           --             (1)
  Adjustment to maintain reserves .....           (1)            --
                                            --------       --------
       Net equity transactions ........           (1)         5,415
                                            --------       --------

NET CHANGE IN CONTRACT OWNERS' EQUITY .       (1,665)         4,310
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................        5,127             --
                                            --------       --------
CONTRACT OWNERS' EQUITY END OF PERIOD .        3,462          4,310
                                            ========       ========

CHANGES IN UNITS:
  Beginning units .....................        1,514             --
                                            --------       --------
  Units purchased .....................           --          1,021
  Units redeemed ......................           --             --
                                            --------       --------
  Ending units ........................        1,514          1,021
                                            ========       ========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)


                                                    GVITGvtBd                   GVITGrowth               GVITIntGro
                                          ---------------------------   -------------------------   -------------------
                                               2002          2001           2002          2001         2002    2001
                                          ----------    ----------    ----------    ----------    ----------   ----
INVESTMENT ACTIVITY:
  Net investment income ...............   $    2,843         3,751          (364)         (366)           --      -
  Realized gain (loss) on investments .           63           112          (515)         (331)       (1,782)     -
  Change in unrealized gain (loss)
    on investments ....................        2,995        (2,327)       (9,086)      (14,266)        1,489      -
  Reinvested capital gains ............          176            --            --            --            --      -
                                          ----------    ----------    ----------    ----------    ----------   ----

    Net increase (decrease) in contract
       owners' equity resulting from
       operations .....................        6,077         1,536        (9,965)      (14,963)         (293)     -
                                          ----------    ----------    ----------    ----------    ----------   ----

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................        4,512         7,016           584         2,686            --      -
  Transfers between funds .............           --        89,602            --        35,111            --      -
  Surrenders ..........................           --        (5,307)           --            --            --      -
  Adjustment to maintain reserves .....           (8)           --            (2)           --           293      -
                                          ----------    ----------    ----------    ----------    ----------   ----
       Net equity transactions ........        4,504        91,311           582        37,797           293      -
                                          ----------    ----------    ----------    ----------    ----------   ----

NET CHANGE IN CONTRACT OWNERS' EQUITY .       10,581        92,847        (9,383)       22,834            --      -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................      171,335       106,478        55,664        34,486            --      -
                                          ----------    ----------    ----------    ----------    ----------   ----
CONTRACT OWNERS' EQUITY END OF PERIOD .   $  181,916       199,325        46,281        57,320            --      -
                                          ==========    ==========    ==========    ==========    ==========   ====

CHANGES IN UNITS:
  Beginning units .....................       14,698         9,659        10,377         4,555            --      -
                                          ----------    ----------    ----------    ----------    ----------   ----
  Units purchased .....................          385         8,118           110         5,136            --      -
  Units redeemed ......................           --            --            --            --            --      -
                                          ----------    ----------    ----------    ----------    ----------   ----
  Ending units ........................       15,083        17,777        10,487         9,691            --      -
                                          ==========    ==========    ==========    ==========    ==========   ====



                                                    GVITMyMkt
                                          ---------------------------
                                                2002          2001
                                           ---------    ----------
INVESTMENT ACTIVITY:
  Net investment income ...............         (249)       13,537
  Realized gain (loss) on investments .           --            --
  Change in unrealized gain (loss)
    on investments ....................           --            --
  Reinvested capital gains ............           --            --
                                           ---------    ----------

    Net increase (decrease) in contract
       owners' equity resulting from
       operations .....................         (249)       13,537
                                           ---------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................          (14)    1,346,949
  Transfers between funds .............      (68,555)   (1,366,194)
  Surrenders ..........................      (42,259)     (722,823)
  Adjustment to maintain reserves .....       (4,418)           --
                                           ---------    ----------
       Net equity transactions ........     (115,246)     (742,068)
                                           ---------    ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .     (115,495)     (728,531)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................      403,649     1,241,485
                                           ---------    ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .      288,154       512,954
                                           =========    ==========

CHANGES IN UNITS:
  Beginning units .....................       37,457       117,676
                                           ---------    ----------
  Units purchased .....................           --       186,956
  Units redeemed ......................      (10,697)     (256,776)
                                           ---------     ---------
  Ending units ........................       26,760        47,856
                                           =========     =========

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)


                                                 GVITSmCapGr           GVITSmCapVal              GVITSmComp
                                          ----------------------   --------------------    ---------------------
                                               2002      2001        2002        2001         2002        2001
                                          -----------   --------   ---------   --------    ---------    --------
INVESTMENT ACTIVITY:
  Net investment income ...............   $   (315)       (322)     (1,096)       (547)       (735)       (488)
  Realized gain (loss) on investments .       (404)     (1,437)         27       1,297        (170)       (115)
  Change in unrealized gain (loss)
    on investments ....................     (8,553)         50     (23,691)     13,023      (4,472)       (850)
  Reinvested capital gains ............         --          --       3,455          --          --          --
                                          --------    --------    --------    --------    --------    --------
    Net increase (decrease) in contract
       owners' equity resulting from
       operations .....................     (9,272)     (1,709)    (21,305)     13,773      (5,377)     (1,453)
                                          --------    --------    --------    --------    --------    --------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................         --       5,233       2,112         731          --          --
  Transfers between funds .............     (1,872)     32,124      16,759      44,464         334      35,958
  Surrenders ..........................         --      (6,935)         --          --          --         (53)
  Adjustment to maintain reserves .....       (652)         --         (15)         --          (8)         --
                                          --------    --------    --------    --------    --------    --------
       Net equity transactions ........     (2,524)     30,422      18,856      45,195         326      35,905
                                          --------    --------    --------    --------    --------    --------

NET CHANGE IN CONTRACT OWNERS' EQUITY .    (11,796)     28,713      (2,449)     58,968      (5,051)     34,452
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     50,801      25,556     151,257      35,227     107,101      73,409
                                          --------    --------    --------    --------    --------    --------
CONTRACT OWNERS' EQUITY END OF PERIOD .   $ 39,005      54,269     148,808      94,195     102,050     107,861
                                          ========    ========    ========    ========    ========    ========

CHANGES IN UNITS:
  Beginning units .....................      4,240       1,875       9,815       2,891       8,221       5,183
                                          --------    --------    --------    --------    --------    --------
  Units purchased .....................         --       2,348       1,278       3,050          25       2,591
  Units redeemed ......................       (169)         --          --          --          --          --
                                          --------    --------    --------    --------    --------    --------
  Ending units ........................      4,071       4,223      11,093       5,941       8,246       7,774
                                          ========    ========    ========    ========    ========    ========


                                                 GVITTotRt
                                            -------------------
                                               2002      2001
                                            ---------  --------
INVESTMENT ACTIVITY:
  Net investment income ...............        (443)       (334)
  Realized gain (loss) on investments .      (2,828)    (13,223)
  Change in unrealized gain (loss)
    on investments ....................      (4,389)      4,084
  Reinvested capital gains ............          --          --
                                           --------    --------
    Net increase (decrease) in contract
       owners' equity resulting from
       operations .....................      (7,660)     (9,473)
                                           --------    --------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................         584       5,714
  Transfers between funds .............      (2,188)     50,696
  Surrenders ..........................          --          (6)
  Adjustment to maintain reserves .....          (7)         --
                                           --------    --------
       Net equity transactions ........      (1,611)     56,404
                                           --------    --------

NET CHANGE IN CONTRACT OWNERS' EQUITY .      (9,271)     46,931
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     116,522      76,267
                                           --------    --------
CONTRACT OWNERS' EQUITY END OF PERIOD .     107,251     123,198
                                           ========    ========

CHANGES IN UNITS:
  Beginning units .....................      12,848       7,311
                                           --------    --------
  Units purchased .....................          65       6,622
  Units redeemed ......................        (249)     (1,021)
                                           --------    --------
  Ending units ........................      12,664      12,912
                                           ========    ========


                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)


                                                  GVITWLead                JPMorBal               JanCapAp
                                          -----------------------  ----------------------  ----------------------
                                              2002        2001        2002        2001        2002        2001
                                          -----------   ---------  ----------   ---------  ----------   ---------
INVESTMENT ACTIVITY:
  Net investment income ...............   $     26          41         228         210        (851)       (151)
  Realized gain (loss) on investments .        (24)        (13)        (63)        (18)       (663)     (3,971)
  Change in unrealized gain (loss)
    on investments ....................       (432)       (708)     (5,263)       (859)    (11,684)    (25,343)
  Reinvested capital gains ............         --          --          --          --          --          --
                                          --------    --------    --------    --------    --------    --------
    Net increase (decrease) in contract
       owners' equity resulting from
       operations .....................       (430)       (680)     (5,098)       (667)    (13,198)    (29,465)
                                          --------    --------    --------    --------    --------    --------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................         --          --          54          --          --      13,649
  Transfers between funds .............         --       6,538      18,655      32,797          --      91,164
  Surrenders ..........................         --          (5)         --        (157)         --     (17,137)
  Adjustment to maintain reserves .....         --          --          (1)         --        (868)         --
                                          --------    --------    --------    --------    --------    --------
       Net equity transactions ........         --       6,533      18,708      32,640        (868)     87,676
                                          --------    --------    --------    --------    --------    --------

NET CHANGE IN CONTRACT OWNERS' EQUITY .       (430)      5,853      13,610      31,973     (14,066)     58,211
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................      6,803       1,379      40,582       4,194     183,034     145,539
                                          --------    --------    --------    --------    --------    --------
CONTRACT OWNERS' EQUITY END OF PERIOD .   $  6,373       7,232      54,192      36,167     168,968     203,750
                                          ========    ========    ========    ========    ========    ========

CHANGES IN UNITS:
  Beginning units .....................        863         140       4,320         424      29,207      17,900
                                          --------    --------    --------    --------    --------    --------
  Units purchased .....................         --         723       2,028       3,320          --      11,307
  Units redeemed ......................         --          --          --          --          --          --
                                          --------    --------    --------    --------    --------    --------
  Ending units ........................        863         863       6,348       3,744      29,207      29,207
                                          ========    ========    ========    ========    ========    ========


                                                 JanGlTech
                                           --------------------
                                              2002      2001
                                           ---------  ---------
INVESTMENT ACTIVITY:
  Net investment income ...............         (572)       (306)
  Realized gain (loss) on investments .       (1,007)    (21,255)
  Change in unrealized gain (loss)
    on investments ....................      (25,149)    (14,604)
  Reinvested capital gains ............           --          --
                                            --------    --------
    Net increase (decrease) in contract
       owners' equity resulting from
       operations .....................      (26,728)    (36,165)
                                            --------    --------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................           --      20,087
  Transfers between funds .............           --      29,173
  Surrenders ..........................           --     (26,724)
  Adjustment to maintain reserves .....       (2,094)         --
                                            --------    --------
       Net equity transactions ........       (2,094)     22,536
                                            --------    --------

NET CHANGE IN CONTRACT OWNERS' EQUITY .      (28,822)    (13,629)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................       95,629     128,924
                                            --------    --------
CONTRACT OWNERS' EQUITY END OF PERIOD .       66,807     115,295
                                            ========    ========

CHANGES IN UNITS:
  Beginning units .....................       23,812      19,841
                                            --------    --------
  Units purchased .....................           --       4,288
  Units redeemed ......................           --          --
                                            --------    --------
  Ending units ........................       23,812      24,129
                                            ========    ========

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)


                                                   JanIntGro            MGVITMultiSec           NWGVITStrVal
                                          -----------------------  ----------------------  --------------------
                                               2002       2001        2002        2001        2002        2001
                                          -----------   ---------  ----------  ----------  ----------   -------
INVESTMENT ACTIVITY:
  Net investment income ...............   $   (299)       (150)        505         520         (27)        (16)
  Realized gain (loss) on investments .       (899)     (1,363)         18           4          (2)         --
  Change in unrealized gain (loss)
    on investments ....................    (10,598)    (15,017)       (199)       (646)       (601)        (34)
  Reinvested capital gains ............         --          --          --          --          --          --
                                          --------    --------    --------    --------    --------    --------
    Net increase (decrease) in contract
       owners' equity resulting from
       operations .....................    (11,796)    (16,530)        324        (122)       (630)        (50)
                                          --------    --------    --------    --------    --------    --------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................        (12)      1,732          --          25          --           1
  Transfers between funds .............      4,400      45,921        (861)     10,193          --          --
  Surrenders ..........................         --      (2,344)         --          (3)         --          --
  Adjustment to maintain reserves .....       (134)         --           1          --          (1)         --
                                          --------    --------    --------    --------    --------    --------
       Net equity transactions ........      4,254      45,309        (860)     10,215          (1)          1
                                          --------    --------    --------    --------    --------    --------

NET CHANGE IN CONTRACT OWNERS' EQUITY .     (7,542)     28,779        (536)     10,093        (631)        (49)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     90,785      66,098      23,261      12,565       4,122       4,321
                                          --------    --------    --------    --------    --------    --------
CONTRACT OWNERS' EQUITY END OF PERIOD .   $ 83,243      94,877      22,725      22,658       3,491       4,272
                                          ========    ========    ========    ========    ========    ========

CHANGES IN UNITS:
  Beginning units .....................     14,723       8,093       2,130       1,182         377         377
                                          --------    --------    --------    --------    --------    --------
  Units purchased .....................        752       5,756          --         948          --          --
  Units redeemed ......................         --          --         (77)         --          --          --
                                          --------    --------    --------    --------    --------    --------
  Ending units ........................     15,475      13,849       2,053       2,130         377         377
                                          ========    ========    ========    ========    ========    ========


                                                   NBAMTGuard
                                             ---------------------
                                                 2002       2001
                                             ---------  ----------
INVESTMENT ACTIVITY:
  Net investment income ...............            (8)        (20)
  Realized gain (loss) on investments .          (698)          2
  Change in unrealized gain (loss)
    on investments ....................          (923)       (432)
  Reinvested capital gains ............            --         334
                                             --------    --------
    Net increase (decrease) in contract
       owners' equity resulting from
       operations .....................        (1,629)       (116)
                                             --------    --------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................         2,073           4
  Transfers between funds .............        (2,936)      3,582
  Surrenders ..........................            --          --
  Adjustment to maintain reserves .....            --          --
                                             --------    --------
       Net equity transactions ........          (863)      3,586
                                             --------    --------

NET CHANGE IN CONTRACT OWNERS' EQUITY .        (2,492)      3,470
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................        14,316       5,339
                                             --------    --------
CONTRACT OWNERS' EQUITY END OF PERIOD .        11,824       8,809
                                             ========    ========

CHANGES IN UNITS:
  Beginning units .....................         1,273         461
                                             --------    --------
  Units purchased .....................            75         293
  Units redeemed ......................          (156)         --
                                             --------    --------
  Ending units ........................         1,192         754
                                             ========    ========


                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)


                                                  NBAMTMCGr              NBAMTPart              OppAggGro
                                          ----------------------  ---------------------   ---------------------
                                              2002        2001        2002        2001        2002       2001
                                          ----------   ---------  ----------   --------   ----------  ---------
INVESTMENT ACTIVITY:
  Net investment income ...............   $   (538)       (541)        (36)        (55)        (77)        575
  Realized gain (loss) on investments..     (1,931)     (5,425)         (9)         (4)     (2,504)    (49,262)
  Change in unrealized gain (loss)
    on investments ....................    (12,809)     (5,078)     (1,727)       (775)    (18,701)    (35,721)
  Reinvested capital gains ............         --          --          --         623          --      26,736
                                          --------    --------    --------    --------    --------    --------
    Net increase (decrease) in contract
       owners' equity resulting from
       operations .....................    (15,278)    (11,044)     (1,772)       (211)    (21,282)    (57,672)
                                          --------    --------    --------    --------    --------    --------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................        (25)         --          --          --          --          --
  Transfers between funds .............      6,040      61,008          --       4,012        (800)     38,347
  Surrenders ..........................         --        (984)         --         (21)         --      (3,482)
  Adjustment to maintain reserves .....         (3)         --          (2)         --          (3)         --
                                          --------    --------    --------    --------    --------    --------
       Net equity transactions ........      6,012      60,024          (2)      3,991        (803)     34,865
                                          --------    --------    --------    --------    --------    --------

NET CHANGE IN CONTRACT OWNERS' EQUITY..     (9,266)     48,980      (1,774)      3,780     (22,085)    (22,807)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     81,193      41,972      16,969      13,696     120,045     154,165
                                          --------    --------    --------    --------    --------    --------
CONTRACT OWNERS' EQUITY END OF PERIOD..   $ 71,927      90,952      15,195      17,476      97,960     131,358
                                          ========    ========    ========    ========    ========    ========

CHANGES IN UNITS:
  Beginning units .....................      8,072       3,100       1,636       1,265      13,940      12,131
                                          --------    --------    --------    --------    --------    --------
  Units purchased .....................        622       4,711          --         371          --       3,871
  Units redeemed ......................         --          --          --          --         (99)     (1,743)
                                          --------    --------    --------    --------    --------    --------
  Ending units ........................      8,694       7,811       1,636       1,636      13,841      14,259
                                          ========    ========    ========    ========    ========    ========


                                                  OppCapAp
                                            ---------------------
                                               2002        2001
                                            ----------  ---------
INVESTMENT ACTIVITY:
  Net investment income ...............         (213)        (96)
  Realized gain (loss) on investments..       (5,088)       (910)
  Change in unrealized gain (loss)
    on investments ....................      (25,680)    (25,749)
  Reinvested capital gains ............           --      16,773
                                            --------    --------
    Net increase (decrease) in contract
       owners' equity resulting from
       operations .....................      (30,981)     (9,982)
                                            --------    --------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................        2,112          --
  Transfers between funds .............       (7,657)     48,450
  Surrenders ..........................           --        (321)
  Adjustment to maintain reserves .....          (12)         --
                                            --------    --------
       Net equity transactions ........       (5,557)     48,129
                                            --------    --------

NET CHANGE IN CONTRACT OWNERS' EQUITY..      (36,538)     38,147
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................      159,973     138,880
                                            --------    --------
CONTRACT OWNERS' EQUITY END OF PERIOD..      123,435     177,027
                                            ========    ========

CHANGES IN UNITS:
  Beginning units .....................       14,674      10,980
                                            --------    --------
  Units purchased .....................        1,128       3,838
  Units redeemed ......................       (1,693)         --
                                            --------    --------
  Ending units ........................       14,109      14,818
                                            ========    ========

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)


                                                   OppGlSec              OppMSGrInc             SGVITMdCpGr
                                          ----------------------   ---------------------   ---------------------
                                              2002        2001        2002        2001        2002        2001
                                          -----------  ---------   ----------  ---------   ----------  ---------
INVESTMENT ACTIVITY:
  Net investment income ...............   $   (107)        309         (19)       (246)       (263)       (288)
  Realized gain (loss) on investments .    (10,829)       (846)       (609)       (248)    (11,342)        (79)
  Change in unrealized gain (loss)
    on investments ....................      4,576     (17,114)    (15,934)    (13,087)      1,228      (5,794)
  Reinvested capital gains ............         --      11,349          --          --          --          --
                                          --------    --------    --------    --------    --------    --------
    Net increase (decrease) in contract
       owners' equity resulting from
       operations .....................     (6,360)     (6,302)    (16,562)    (13,581)    (10,377)     (6,161)
                                          --------    --------    --------    --------    --------    --------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................      4,512       4,071          21          --          --         209
  Transfers between funds .............     (1,292)     19,577       6,434      53,975      (8,590)     30,210
  Surrenders ..........................         --          --          --        (803)         --          --
  Adjustment to maintain reserves .....      1,907          --          (9)         --           2          --
                                          --------    --------    --------    --------    --------    --------
       Net equity transactions ........      5,127      23,648       6,446      53,172      (8,588)     30,419
                                          --------    --------    --------    --------    --------    --------

NET CHANGE IN CONTRACT OWNERS' EQUITY .     (1,233)     17,346     (10,116)     39,591     (18,965)     24,258
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     53,017      28,385     210,650     176,895      41,819      30,795
                                          --------    --------    --------    --------    --------    --------
CONTRACT OWNERS' EQUITY END OF PERIOD .   $ 51,784      45,731     200,534     216,486      22,854      55,053
                                          ========    ========    ========    ========    ========    ========

CHANGES IN UNITS:
  Beginning units .....................      6,429       2,985      23,752      17,667       5,127       2,594
                                          --------    --------    --------    --------    --------    --------
  Units purchased .....................        384       2,301         738       5,484          --       2,822
  Units redeemed ......................         --          --          --          --      (1,428)         --
                                          --------    --------    --------    --------    --------    --------
  Ending units ........................      6,813       5,286      24,490      23,151       3,699       5,416
                                          ========    ========    ========    ========    ========    ========


                                                     StOpp2
                                             ---------------------
                                                2002        2001
                                             ----------  ---------
INVESTMENT ACTIVITY:
  Net investment income ...............          (642)       (466)
  Realized gain (loss) on investments .        (1,635)       (119)
  Change in unrealized gain (loss)
    on investments ....................       (13,512)     (2,100)
  Reinvested capital gains ............            --          --
                                             --------    --------
    Net increase (decrease) in contract
       owners' equity resulting from
       operations .....................       (15,789)     (2,685)
                                             --------    --------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................         2,112          87
  Transfers between funds .............         4,468      58,229
  Surrenders ..........................            --          --
  Adjustment to maintain reserves .....           115          --
                                             --------    --------
       Net equity transactions ........         6,695      58,316
                                             --------    --------

NET CHANGE IN CONTRACT OWNERS' EQUITY .        (9,094)     55,631
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................        92,455      35,918
                                             --------    --------
CONTRACT OWNERS' EQUITY END OF PERIOD .        83,361      91,549
                                             ========    ========

CHANGES IN UNITS:
  Beginning units .....................         9,952       3,679
                                             --------    --------
  Units purchased .....................           699       5,739
  Units redeemed ......................            --          --
                                             --------    --------
  Ending units ........................        10,651       9,418
                                             ========    ========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)


                                                    DrySRGro               TurnGVITGro                VEWrldEMkt
                                          ------------------------   -----------------------    ---------------------
                                                2002        2001        2002         2001          2002        2001
                                          ------------   ---------   -----------   ---------    ---------    --------
INVESTMENT ACTIVITY:
  Net investment income ...............   $    (733)        (824)         (36)         (15)          (5)          (7)
  Realized gain (loss) on investments .        (873)        (221)      (2,756)          --           --         (329)
  Change in unrealized gain (loss)
    on investments ....................     (18,807)     (17,497)         559         (407)          38          289
  Reinvested capital gains ............          --           --           --           --           --           --
                                          ---------    ---------    ---------    ---------    ---------    ---------
    Net increase (decrease) in contract
       owners' equity resulting from
       operations .....................     (20,413)     (18,542)      (2,233)        (422)          33          (47)
                                          ---------    ---------    ---------    ---------    ---------    ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................         (19)          --           --           --           --           35
  Transfers between funds .............       4,400       33,015       (2,845)       6,014        2,664           --
  Surrenders ..........................          --         (869)          --           (2)          --           --
  Adjustment to maintain reserves .....          (7)          --            2           --            1           --
                                          ---------    ---------    ---------    ---------    ---------    ---------
       Net equity transactions ........       4,374       32,146       (2,843)       6,012        2,665           35
                                          ---------    ---------    ---------    ---------    ---------    ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY .     (16,039)      13,604       (5,076)       5,590        2,698          (12)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     112,341      106,061        6,339           --          841          868
                                          ---------    ---------    ---------    ---------    ---------    ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .   $  96,302      119,665        1,263        5,590        3,539          856
                                          =========    =========    =========    =========    =========    =========

CHANGES IN UNITS:
  Beginning units .....................      13,983       10,077        1,668           --           97           97
                                          ---------    ---------    ---------    ---------    ---------    ---------
  Units purchased .....................         582        3,255           --        1,222          288           --
  Units redeemed ......................          --           --       (1,152)          --           --           --
                                          ---------    ---------    ---------    ---------    ---------    ---------
  Ending units ........................      14,565       13,332          516        1,222          385           97
                                          =========    =========    =========    =========    =========    =========



                                                    VEWrldHAs
                                              --------------------
                                                 2002       2001
                                              ---------  ---------
INVESTMENT ACTIVITY:
  Net investment income ...............            30         133
  Realized gain (loss) on investments .             2           9
  Change in unrealized gain (loss)
    on investments ....................         2,534      (1,541)
  Reinvested capital gains ............            --          --
                                            ---------   ---------
    Net increase (decrease) in contract
       owners' equity resulting from
       operations .....................         2,566      (1,399)
                                            ---------   ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................            --           3
  Transfers between funds .............         1,332          --
  Surrenders ..........................            --          --
  Adjustment to maintain reserves .....             7          --
                                            ---------   ---------
       Net equity transactions ........         1,339           3
                                            ---------   ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY .         3,905      (1,396)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................        30,188      34,191
                                            ---------   ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .        34,093      32,795
                                            =========   =========

CHANGES IN UNITS:
  Beginning units .....................         3,018       3,018
                                            ---------   ---------
  Units purchased .....................           121          --
  Units redeemed ......................            --          --
                                            ---------   ---------
  Ending units ........................         3,139       3,018
                                            =========   =========

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)


                                                     VKEmMkt              VKMidCapG           VKUSRealEst
                                          -------------------------   -------------------  --------------------
                                                2002         2001        2002      2001      2002      2001
                                          ------------     --------   ---------   -------  --------  ----------
INVESTMENT ACTIVITY:
  Net investment income ...............   $         --       (22)       (22)       --      (210)      (144)
  Realized gain (loss) on investments .             --        (2)        (2)       --        29        149
  Change in unrealized gain (loss)
    on investments ....................             --       152       (646)       --     3,051      1,823

  Reinvested capital gains ............             --        --         --        --        --         --
                                          ------------   -------    -------     -----   -------    -------
    Net increase (decrease) in contract
       owners' equity resulting from
       operations .....................             --       128       (670)       --     2,870      1,828
                                          ------------   -------    -------     -----   -------    -------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................             --        --         --        --     2,112         --
  Transfers between funds .............             --        --         --        --     3,963     21,920
  Surrenders ..........................             --        --         --        --        --        (13)
  Adjustment to maintain reserves .....             --        --         --        --        (8)        --
                                          ------------   -------    -------     -----   -------    -------
       Net equity transactions ........             --        --         --        --     6,067     21,907
                                          ------------   -------    -------     -----   -------    -------

NET CHANGE IN CONTRACT OWNERS' EQUITY .             --       128       (670)       --     8,937     23,735
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................             --     3,171      3,522        --    26,976      2,999
                                          ------------   -------    -------     -----   -------    -------
CONTRACT OWNERS' EQUITY END OF PERIOD .   $         --     3,299      2,852        --    35,913     26,734
                                          ============   =======    =======     =====   =======    =======

CHANGES IN UNITS:
  Beginning units .....................             --       255        587        --     2,010        242
                                          ------------   -------    -------     -----   -------    -------
  Units purchased .....................             --        --         --        --       430      1,768
  Units redeemed ......................             --        --         --        --        --         --
                                          ------------   -------    -------     -----   -------    -------
  Ending units ........................             --       255        587        --     2,440      2,010
                                          ============   =======    =======     =====   =======    =======


See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                       NATIONWIDE VARIABLE ACCOUNT-10

                          NOTES TO FINANCIAL STATEMENTS

                              JUNE 30, 2002 AND 2001
                                   (UNAUDITED)


(1)    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

       (a)    Organization and Nature of Operations

       The Nationwide Variable Account-10 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 31, 1999. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

       The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

       (b)    The Contracts

       Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

       Contract owners in either the accumulation or payout phase may invest in the following:


           Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);
              American Century VP - American Century VP Income & Growth Fund - Class I (ACVPIncGr)
              American Century VP - American Century VP International Fund - Class I (ACVPInt)
           (*)American Century VP - American Century VP Ultra - Class I (ACVPUlt)
              American Century VP - American Century VP Value Fund - Class I (ACVPVal)

           Comstock GVIT Value Fund - Class I
           (formerly Nationwide(R) SAT Federated Equity Income Fund) (ComGVITVal)

           Portfolios of the Credit Suisse Trust;
           (*)Credit Suisse Trust - Global Post-Venture Capital Portfolio (CSGPVen)
           (*)Credit Suisse Trust - International Focus Portfolio (CSIntEq)
              Credit Suisse Trust - Large Cap Value Portfolio (CSLCapV)

           Portfolios of the Dreyfus GVIT (formerly Nationwide(R) SAT);
              Dreyfus GVIT Mid Cap Index Fund - Class I (DryMidCapIx)

           Portfolios of the Dreyfus Investment Portfolios (Dreyfus IP);
              Dreyfus IP - European Equity Portfolio (DryEuroEq)
           (*)Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIx)

           Dreyfus Stock Index Fund (DryStkIx)

           Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
              Dreyfus VIF - Appreciation Portfolio (DryVIFApp)

           Federated GVIT (formerly Nationwide(R) SAT) High Income Bond Fund - Class I (FGVITHiInc)

           Portfolios of Federated Insurance Series (IS);
              Federated Quality Bond Fund II - Primary Shares (FedQualBd)

           Portfolios of the Fidelity(R) Variable Insurance Products (Fidelity(R) VIP);
              Fidelity(R) VIP - Equity-Income Portfolio: Service Class (FidVIPEIS)
              Fidelity(R) VIP - Growth Portfolio: Service Class (FidVIPGrS)
              Fidelity(R) VIP - High Income Portfolio: Service Class (FidVIPHIS)
              Fidelity(R) VIP - Overseas Portfolio: Service Class (FidVIPOvS)


Portfolios of the Fidelity(R) Variable Insurance Products (Fidelity VIP II);
   Fidelity(R) VIP II - Contrafund Portfolio:Service Class (FidVIPConS)

Portfolios of the Fidelity(R) Variable Insurance Products (Fidelity VIP III);
   Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class (FidVIPGrOpS)
(*)Fidelity(R) VIP III - Value Strategies Portfolio - Service Class (FidVIPValSt)

Funds of the Gartmore Variable Insurance Trust (Gartmore GVIT) (formerly Nationwide(R) SAT);
   Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts)
(*)Gartmore GVIT Global Financial Services Fund - Class I (GVITGlFin)
(*)Gartmore GVIT Global Health Sciences Fund - Class I  (GVITGlHlth)
   Gartmore GVIT Global Technology and Communications Fund - Class I (GVITGlTech)
(*)Gartmore GVIT Global Utilities Fund - Class I (GVITGlUtl)
   Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
   Gartmore GVIT Growth Fund - Class I (formerly Nationwide(R) SAT Capital
     Appreciation Fund) (GVITGrowth)
   Gartmore GVIT International Growth Fund - Class I (GVITIntGro)
   Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
(*)Gartmore GVIT Nationwide(R) Leaders Fund - Class I (GVITLead)
   Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr)
   Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal)
   Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
   Gartmore GVIT Total Return Fund - Class I (GVITTotRt)
(*)Gartmore GVIT U.S.Growth Leaders Fund - Class I (GVITUSGro)
   Gartmore GVIT Worldwide Leaders Fund - Class I
     (formerly Nationwide(R) SAT Global 50 Fund) (GVITWLead)

J.P.Morgan GVIT (formerly Nationwide(R) SAT) Balanced Fund - Class I (JPMorBal)

Portfolios of the Janus Aspen Series (Janus AS);
  Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
  Janus AS - Global Technology Portfolio - Service Shares (JanGITech)
  Janus AS - International Growth Portfolio - Service Shares (JanIntGro)

MAS GVIT (formerly Nationwide(R) SAT) Multi Sector Bond Fund - Class I (MGVITMultiSec)

Nationwide(R) GVIT (formerly Nationwide(R) SAT) Strategic Value Fund - Class
I (NWGVITStrVal)

Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);
     Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard)
     Neuberger Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr)
     Neuberger Berman AMT - Partners Portfolio (NBAMTPart)

Funds of the Oppenheimer Variable Account Funds;
     Oppenheimer Aggressive Growth Fund/VA - Initial Class (OppAggGro)
     Oppenheimer Capital Appreciation Fund/VA - Initial Class (OppCapAp)
     Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)
     Oppenheimer Main Street Growth & Income Fund/VA - Initial Class (OppMSGrInc)

Strong GVIT (formerly Nationwide(R) SAT) Mid Cap Growth Fund - Class I (SGVITMdCpGr)

Strong Opportunity Fund II, Inc. (StOpp2)

The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

Turner GVIT (Formerly Nationwide(R) SAT) Growth Focus Fund - Class I (TurnGVITGro)

Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
     Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
     Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-10

   Funds of the Van Kampen Universal Institutional Funds, Inc.(Van Kampen UIF);
     (*)Van Kampen UIF - Emerging Markets Debt Portfolio (VKEmMkt)
        Van Kampen UIF - Mid Cap Growth Portfolio (VKMidCapG)
        Van Kampen UIF - U.S.Real Estate Portfolio (VKUSRealEst)

     At June 30, 2002, contract owners have invested in all of the above funds except for those indicated with an asterisk(*). The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

     The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

     A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

     A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners' Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

     Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c)  Security Valuation, Transactions and Related Investment Income

     The fair value of the underlying mutual funds is based on the closing net asset value per share at June 30, 2002. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

(d)  Federal Income Taxes

     Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

     The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)  Use of Estimates in the Preparation of Financial Statements

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)  Calculation of Annuity Reserves

     Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  EXPENSES

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge not to exceed 8% of purchase payments surrendered. After 5 years, such charge will decline 1% per year, to 0%, after the purchase payment has been held in the contract for 13 years. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation equal to an annual rate of 1.40%.

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-10

(4)  FINANCIAL HIGHLIGHTS

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of the end of the six-month period indicated, and the contract expense rate, investment income ratio and total return for each period in the three year period ended June 30, 2002.


                                                         CONTRACT                                          INVESTMENT
                                                         EXPENSE                UNIT          CONTRACT        INCOME     TOTAL
                                                         RATE(*)     UNITS   FAIR VALUE    OWNERS' EQUITY   RATIO(**)  RETURN(***)
                                                         ---------   -----   ----------    --------------   ---------  -----------
    American Century VP - Income & Growth Fund - Class I
       2002 . . . . . . . . . . . . . . . . . . . . . .   1.40%     9,247  $  8.044301     $     74,386      0.99%      -0.11%
       2001 . . . . . . . . . . . . . . . . . . . . . .   1.40%     8,998     9.546519           85,900      0.85%       4.49%
       2000 . . . . . . . . . . . . . . . . . . . . . .   1.40%       384    10.858084            4,170      0.00%      -4.25%

    American Century VP - International Fund - Class I
       2002 . . . . . . . . . . . . . . . . . . . . . .   1.40%    12,576     7.952223          100,007      0.73%      -0.05%
       2001 . . . . . . . . . . . . . . . . . . . . . .   1.40%    12,972     9.519124          123,482      0.08%     -20.71%
       2000 . . . . . . . . . . . . . . . . . . . . . .   1.40%     1,059    13.661142           14,467      0.02%      -6.67%

    American Century VP - Value Fund - Class I
       2002 . . . . . . . . . . . . . . . . . . . . . .   1.40%     4,772    12.179169           58,119      0.84%      -0.05%
       2001 . . . . . . . . . . . . . . . . . . . . . .   1.40%       398    12.215184            4,862      0.00%       6.46%

    Comstock GVIT Value Fund - Class I
    (formerly Nationwide(R) SAT Federated Equity Income Fund)
       2002 . . . . . . . . . . . . . . . . . . . . . .   1.40%       839     7.415111            6,221      0.66%      -0.15%
       2001 . . . . . . . . . . . . . . . . . . . . . .   1.40%       839     9.100235            7,635      0.66%      -9.39%

    Credit Suisse Trust - Large Cap Value Portfolio
       2002 . . . . . . . . . . . . . . . . . . . . . .   1.40%       419     9.582241            4,015      0.00%      -0.10%
       2001 . . . . . . . . . . . . . . . . . . . . . .   1.40%       419    11.011629            4,614      0.00%       2.59%
       2000 . . . . . . . . . . . . . . . . . . . . . .   1.40%       419     9.683049            4,057      0.00%      -3.12%

    Dreyfus GVIT (formerly Nationwide(R) SAT) Mid Cap Index Fund - Class I
       2002 . . . . . . . . . . . . . . . . . . . . . .   1.40%     5,460    12.361367           67,493      0.14%      -0.04%
       2001 . . . . . . . . . . . . . . . . . . . . . .   1.40%     2,950    13.277585           39,169      0.34%      -0.05%

    Dreyfus IP - European Equity Portfolio
       2002 . . . . . . . . . . . . . . . . . . . . . .    1.40%      523     8.021101            4,195      0.00%      -0.09%
       2001 . . . . . . . . . . . . . . . . . . . . . .    1.40%      774     9.796223            7,582      0.12%     -20.96%

    Dreyfus Stock Index Fund
       2002 . . . . . . . . . . . . . . . . . . . . . .    1.40%   31,627     7.624569          241,142      0.61%      -0.14%
       2001 . . . . . . . . . . . . . . . . . . . . . .    1.40%   29,737     9.464119          281,435      0.55%      -7.49%
       2000 . . . . . . . . . . . . . . . . . . . . . .    1.40%    1,666    11.293696           18,815      0.61%      -1.24%

    Dreyfus VIF - Appreciation Portfolio
       2002 . . . . . . . . . . . . . . . . . . . . . .    1.40%    4,477     8.732490           39,095      0.01%      -0.09%
       2001 . . . . . . . . . . . . . . . . . . . . . .    1.40%    4,223    10.024921           42,335      0.01%      -6.91%

    Federated GVIT (formerly Nationwide(R) SAT) High Income Bond Fund - Class I
       2002 . . . . . . . . . . . . . . . . . . . . . .    1.40%    1,751     9.434886           16,520      4.09%      -0.01%
       2001 . . . . . . . . . . . . . . . . . . . . . .    1.40%    1,489     9.413568           14,017      5.76%       1.51%


                                                         CONTRACT                                          INVESTMENT
                                                         EXPENSE                UNIT          CONTRACT        INCOME     TOTAL
                                                         RATE(*)     UNITS   FAIR VALUE    OWNERS' EQUITY   RATIO(**)  RETURN(***)
                                                         ---------   -----   ----------    --------------   ---------  -----------
Federated IS - Federated Quality Bond Fund II - Primary Shares
   2002 . . . . . . . . . . . . . . . . . . . . . . .   1.40%       10,668  11.774942       125,615          3.39%         0.02%
   2001 . . . . . . . . . . . . . . . . . . . . . . .   1.40%       10,656  11.175831       119,090          2.52%         2.97%

Fidelity(R) VIP - Equity-Income Portfolio: Service Class
   2002 . . . . . . . . . . . . . . . . . . . . . . .   1.40%        7,651   9.643630        73,783          1.51%        -0.07%
   2001 . . . . . . . . . . . . . . . . . . . . . . .   1.40%        6,502   0.874664        70,707          1.31%        -1.68%
   2000 . . . . . . . . . . . . . . . . . . . . . . .   1.40%           48   0.000152           480          0.00%        -3.44%

Fidelity(R) VIP - Growth Portfolio: Service Class
   2002 . . . . . . . . . . . . . . . . . . . . . . .   1.40%       23,216   6.989268       162,263          0.13%        -0.20%
   2001 . . . . . . . . . . . . . . . . . . . . . . .   1.40%       22,282   9.642219       214,848          0.00%       -10.30%
   2000 . . . . . . . . . . . . . . . . . . . . . . .   1.40%        3,697   2.788473        47,279          0.03%         4.33%

Fidelity(R) VIP - High Income Portfolio: Service Class
   2002 . . . . . . . . . . . . . . . . . . . . . . .   1.40%        1,699   6.534361        11,102         10.57%        -0.05%
   2001 . . . . . . . . . . . . . . . . . . . . . . .   1.40%        1,699   7.291611        12,388         10.56%        -7.85%
   2000 . . . . . . . . . . . . . . . . . . . . . . .   1.40%          447   9.787168         4,375          0.00%        -5.61%

Fidelity(R) VIP - Overseas Portfolio: Service Class
   2002 . . . . . . . . . . . . . . . . . . . . . . .   1.40%        3,977   7.423745        29,524          0.64%        -0.03%
   2001 . . . . . . . . . . . . . . . . . . . . . . .   1.40%        4,667   8.682796        40,523          4.01%       -12.10%
   2000 . . . . . . . . . . . . . . . . . . . . . . .   1.40%          325   1.683816         3,797          0.48%        -5.70%

Fidelity(R) VIP II - Contrafund Portfolio: Service Class
   2002 . . . . . . . . . . . . . . . . . . . . . . .   1.40%        9,890   9.211307        91,100          0.70%        -0.02%
   2001 . . . . . . . . . . . . . . . . . . . . . . .   1.40%        9,921   9.674476        95,980          0.67%       -10.63%
   2000 . . . . . . . . . . . . . . . . . . . . . . .   1.40%        1,152   1.528099        13,280          0.21%        -2.04%

Fidelity(R) VIP III - Growth Opportunities Portfolio: Service Class
   2002 . . . . . . . . . . . . . . . . . . . . . . .   1.40%        3,807   6.297240        23,974          0.84%        -0.14%
   2001 . . . . . . . . . . . . . . . . . . . . . . .   1.40%        3,807   7.854381        29,902          0.25%        -9.42%
   2000 . . . . . . . . . . . . . . . . . . . . . . .   1.40%          312  10.152577         3,168          0.00%        -4.37%

Gartmore GVIT Emerging Markets Fund - Class I
   2002 . . . . . . . . . . . . . . . . . . . . . . .   1.40%        1,004   7.859667         7,891          0.05%        -0.03%
   2001 . . . . . . . . . . . . . . . . . . . . . . .   1.40%        1,004   8.794814         8,830          0.50%         1.29%

Gartmore GVIT Global Technology and Communications Fund - Class I
   2002 . . . . . . . . . . . . . . . . . . . . . . .   1.40%        1,514   2.286605         3,462          0.64%        -0.32%
   2001 . . . . . . . . . . . . . . . . . . . . . . .   1.40%        1,021   4.221006         4,310          0.00%       -29.62%

Gartmore GVIT Government Bond Fund - Class I
   2002 . . . . . . . . . . . . . . . . . . . . . . .   1.40%       15,083  12.060966       181,916          2.29%         0.03%
   2001 . . . . . . . . . . . . . . . . . . . . . . .   1.40%       17,777  11.212547       199,325          2.80%         1.71%

Gartmore GVIT Growth Fund - Class I
(formerly Nationwide(R) SAT Capital Appreciation Fund)
   2002 . . . . . . . . . . . . . . . . . . . . . . .   1.40%       10,487   4.413145        46,281          0.00%        -0.18%
   2001 . . . . . . . . . . . . . . . . . . . . . . .   1.40%        9,691   5.914793        57,320          0.00%       -21.88%
   2000 . . . . . . . . . . . . . . . . . . . . . . .   1.40%          106  10.456340         1,108          0.25%         0.05%

Gartmore GVIT Money Market Fund - Class I
   2002 . . . . . . . . . . . . . . . . . . . . . . .   1.40%       26,760  10.768104       288,154          0.64%         0.00%
   2001 . . . . . . . . . . . . . . . . . . . . . . .   1.40%       47,856  10.718702       512,954          2.56%         1.60%
   2000 . . . . . . . . . . . . . . . . . . . . . . .   1.40%       58,149  10.302795       599,097          1.63%         2.10%
                                                                                                                      (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-10
                     NOTES TO FINANCIAL STATEMENTS, Continued


                                                                                                         INVESTMENT
                                                                    CONTRACT            UNIT     CONTRACT  INCOME       TOTAL
                                                                     EXPENSE            FAIR      OWNERS'   RATIO      RETURN
                                                                     RATE(*)   UNITS    VALUE     EQUITY    (**)        (***)
                                                                   ---------   -----   ------    --------  -------   -----------
Gartmore GVIT Small Cap Growth Fund - Class I
   2002 .............................................................  1.40%    4,071   9.581284   39,005  0.00%    -0.20%
   2001 .............................................................  1.40%    4,223  12.850870   54,269  0.00%    -5.72%

Gartmore GVIT Small Cap Value Fund - Class I
   2002 .............................................................  1.40%   11,093  13.414576  148,808  0.00%    -0.13%
   2001 .............................................................  1.40%    5,941  15.855124   94,195  0.00%    30.12%
   2000 .............................................................  1.40%      365  12.249841    4,471  0.00%    10.23%

Gartmore GVIT Small Company Fund - Class I
   2002 .............................................................  1.40%    8,246  12.375664  102,050  0.00%    -0.05%
   2001 .............................................................  1.40%    7,774  13.874605  107,861  0.12%    -2.04%
   2000 .............................................................  1.40%      262  14.096176    3,693  0.04%     6.87%

Gartmore GVIT Total Return Fund - Class I
   2002 .............................................................  1.40%   12,664   8.468990  107,251  0.31%    -0.07%
   2001 .............................................................  1.40%   12,912   9.541323  123,198  0.41%    -8.54%
   2000 .............................................................  1.40%       44  11.093680      488  0.52%     2.64%

Gartmore GVIT Worldwide Leaders Fund - Class I
(formerly Nationwide(R) SAT Global 50 Fund)
   2002 .............................................................  1.40%      863   7.384870    6,373  1.08%    -0.06%
   2001 .............................................................  1.40%      863   8.379831    7,232  1.25%   -14.91%
   2000 .............................................................  1.40%      140  11.240008    1,574  2.27%    -1.33%

J.P. Morgan GVIT (formerly Nationwide(R) SAT) Balanced Fund - Class I
   2002 .............................................................  1.40%    6,348   8.536840   54,192  1.10%    -0.09%
   2001 .............................................................  1.40%    3,744   9.660095   36,167  1.27%    -2.34%
   2000 .............................................................  1.40%      424  10.264621    4,352  1.91%     1.97%

Janus AS - Capital Appreciation Portfolio - Service Shares
   2002 .............................................................  1.40%   29,207   5.785179  168,968  0.20%    -0.08%
   2001 .............................................................  1.40%   29,207   6.976076  203,750  0.61%   -14.20%
   2000 .............................................................  1.40%    2,302   9.620409   22,146  0.12%    -3.80% 01/27/00

Janus AS - Global Technology Portfolio - Service Shares
   2002 .............................................................  1.40%   23,812   2.805593   66,807  0.00%    -0.30%
   2001 .............................................................  1.40%   24,129   4.778290  115,295  0.47%   -26.46%
   2000 .............................................................  1.40%       54   9.752095      527  0.00%    -2.48% 01/27/00

Janus AS - International Growth Portfolio - Service Shares
   2002 .............................................................  1.40%   15,475   5.379211   83,243  0.35%    -0.13%
   2001 .............................................................  1.40%   13,849   6.850791   94,877  0.53%   -16.12%
   2000 .............................................................  1.40%      253  10.079107    2,550  0.00%     0.79% 01/27/00

MAS GVIT (formerly Nationwide(R) SAT) Multi Sector Bond Fund - Class I
   2002 .............................................................  1.40%    2,053  11.069065   22,725  2.85%     0.01%
   2001 .............................................................  1.40%    2,130  10.637438   22,658  3.05%     0.06%

Nationwide GVIT Strategic Value Fund - Class I
   2002 .............................................................  1.40%      377   9.260149    3,491  0.00%    -0.15%
   2001 .............................................................  1.40%      377  11.330376    4,272  0.32%    -1.16%
   2000 .............................................................  1.40%      377  10.589683    3,992  0.81%    -1.97%



                                                                                                         INVESTMENT
                                                                    CONTRACT            UNIT     CONTRACT  INCOME       TOTAL
                                                                     EXPENSE            FAIR      OWNERS'   RATIO      RETURN
                                                                     RATE(*)   UNITS    VALUE     EQUITY    (**)        (***)
                                                                   ---------   -----   ------    --------  -------   -----------
Neuberger Berman AMT - Guardian Portfolio
   2002 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1.40%    1,192    9.919052   11,824   0.65%    -0.12%
   2001 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1.40%      754   11.682804    8,809   0.36%     0.88%
   2000 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1.40%      339   11.963020    4,055   0.00%     3.01%

Neuberger Berman AMT - Mid-Cap Growth Portfolio
   2002 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1.40%    8,694    8.273203   71,927   0.00%    -0.18%
   2001 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1.40%    7,811   11.644106   90,952   0.00%   -14.00%
   2000 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1.40%      341   16.619046    5,667   0.00%    12.01%

Neuberger Berman AMT - Partners Portfolio
   2002 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1.40%    1,636    9.287684   15,195   0.47%    -0.10%
   2001 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1.40%    1,636   10.682229   17,476   0.37%    -1.33%

Oppenheimer Aggressive Growth Fund/VA - Initial Class
   2002 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1.40%   13,841    7.077528   97,960   0.63%    -0.18%
   2001 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1.40%   14,259    9.212262  131,358   1.07%   -27.51%
   2000 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1.40%    1,002   17.476451   17,511   0.00%    20.36%

Oppenheimer Capital Appreciation Fund/VA - Initial Class
   2002 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1.40%   14,109    8.748663  123,435   0.56%    -0.20%
   2001 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1.40%   14,818   11.946786  177,027   0.63%    -5.55%
   2000 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1.40%    1,212   13.969453   16,931   0.09%     8.65%

Oppenheimer Global Securities Fund/VA - Initial Class
   2002 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1.40%    6,812    7.601882   51,784   0.50%    -0.08%
   2001 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1.40%    5,286    8.651322   45,731   1.37%    -9.02%

Oppenheimer Main Street Growth & Income Fund/VA - Initial Class
   2002 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1.40%   24,490    8.188386  200,534   0.68%    -0.08%
   2001 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1.40%   23,151    9.351056  216,486   0.57%    -6.61%
   2000 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1.40%    1,106   11.074463   12,248   0.18%    -0.51%

Strong GVIT Mid Cap Growth Fund - Class I
   2002 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1.40%    3,699    6.178365   22,854   0.00%    -0.24%
   2001 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1.40%    5,416   10.164793   55,053   0.00%   -14.38%
   2000 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1.40%    2,371   14.839965   35,186   0.00%     4.30%

Strong Opportunity Fund II, Inc.
   2002 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1.40%   10,651    7.826621   83,361   0.00%    -0.16%
   2001 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1.40%    9,418    9.720654   91,549   0.10%    -0.66%
   2000 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1.40%      402    9.621242    3,868   0.00%    -3.79% 05/01/00

The Dreyfus Socially Responsible Growth Fund, Inc.
   2002 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1.40%   14,565    6.611872   96,302   0.01%    -0.18%
   2001 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1.40%   13,332    8.975775  119,665   0.01%   -14.72%
   2000 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1.40%    1,387   12.217306   16,945   0.01%     1.83%

Turner GVIT (formerly Nationwide(R) SAT) Growth Focus Fund - Class I
   2002 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1.40%      516    2.446987    1,263   0.00%    -0.36%
   2001 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1.40%    1,222    4.574453    5,590   0.00%   -27.65%

                                                                                                                      (Continued)

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                         NATIONWIDE VARIABLE ACCOUNT-10
                    NOTES TO FINANCIAL STATEMENTS, Continued




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

                                                         CONTRACT                                          INVESTMENT
                                                         EXPENSE                UNIT          CONTRACT       INCOME     TOTAL
                                                         RATE(*)     UNITS   FAIR VALUE    OWNERS' EQUITY   RATIO(**)  RETURN(***)
                                                         ---------   -----   ----------    --------------   ---------  -----------
    Van Eck WIT - Worldwide Emerging Markets Fund
      2002 . . . . . . . . . . . . . . . . . . . . . . . .  1.40%      385     9.192721        3,539         0.11%      0.06%
      2001 . . . . . . . . . . . . . . . . . . . . . . . .  1.40%       97     8.824244          856         0.00%     -1.42%
      2000 . . . . . . . . . . . . . . . . . . . . . . . .  1.40%       97    13.581684        1,317         0.00%    -13.03%

    Van Eck WIT - Worldwide Hard Assets Fund
      2002 . . . . . . . . . . . . . . . . . . . . . . . .  1.40%    3,139    10.861234       34,093         0.77%      0.09%
      2001 . . . . . . . . . . . . . . . . . . . . . . . .  1.40%    3,018    10.866366       32,795         1.10%     -4.08%

    Van Kampen UIF - Emerging Markets Debt Portfolio
      2001 . . . . . . . . . . . . . . . . . . . . . . . .  1.40%      255    12.938213        3,299         0.00%      4.04%

    Van Kampen UIF - Mid Cap Growth Portfolio
      2002 . . . . . . . . . . . . . . . . . . . . . . . .  1.40%      587     4.859052        2,852         0.00%     -0.19%

    Van Kampen UIF - U.S.Real Estate Portfolio
      2002 . . . . . . . . . . . . . . . . . . . . . . . .  1.40%    2,440    14.718628       35,913         0.00%      0.10%
      2001 . . . . . . . . . . . . . . . . . . . . . . . .  1.40%    2,010    13.300394       26,734         0.00%      7.32%
                                                                                          ----------

    Contract Owners' Equity Total By Year

      2002 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $3,312,007
                                                                                          ==========

      2001 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $3,864,362
                                                                                          ==========

      2000 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $  871,614
                                                                                          ==========


  (*) This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.


 (**) This represents the dividends for the six-month period, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average monthly net assets. The six-month ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values.The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.


(***) This represents the total return for the six-month period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the six-month period indicated or from the effective date through the end of the six-month period.

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
NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220                                      Bulk Rate
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Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company

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